RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Feb. 28, 2015
RELATED PARTY TRANSACTIONS
Schedule of balances and transaction with related parties

        Balances:

	As of February 28, 2014	As of February 28, 2015
Amounts due from related parties—current(i)	—	$159,502
Amounts due from related parties—non-current(i)	—	$319,005
Amounts due to related parties—current(ii)	—	$22,077

        Transactions:

	For the year ended February 28, 2013	For the year ended February 28, 2014	For the year ended February 28, 2015
Services fees(iii)	—	—	$37,819
(i)	The amounts due from related parties represent loans to two equity method investees.
(ii)	The amounts due to related parties are in connection with services provided by an equity method investee.
(iii)	The amounts of services fees mainly represent amount in connection with services provided by two equity method investees.